SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Accounts Payable and Accruals Other) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Employees and payroll related institutions	$ 1,541	$ 727
Provision for vacation and recreation pay	468	402
Royalties payable	106	93
Fair value of derivatives	45	217
Accrued expenses and sundry	3,267	2,130
Accounts payable and accruals, total	$ 5,427	$ 3,569